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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2009
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Sheffield Asset Management, L.L.C.
                 ----------------------------------
   Address:      900 N. Michigan Avenue, Suite 1100
                 ----------------------------------
                 Chicago, Illinois 60611
                 ----------------------------------

Form 13F File Number: 028-12168
                          ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Amy Rosenow
         -------------------------------
Title:   Chief Operating Officer
         -------------------------------
Phone:   (312) 506-6403
         -------------------------------

Signature, Place, and Date of Signing:

         /s/ Amy Rosenow            Chicago, Illinois     February 16, 2010
   ----------------------------     -----------------     -----------------
           [Signature]                [City, State]             [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                         0
                                        --------------------

Form 13F Information Table Entry Total:                   23
                                        --------------------

Form 13F Information Table Value Total:              284,589
                                        --------------------
                                            (thousands)

List of Other Included Managers:

None

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                           FORM 13F INFORMATION TABLE

      COLUMN 1               COLUMN 2     COLUMN 3  COLUMN 4        COLUMN 5       COLUMN 6  COLUMN 7         COLUMN 8
------------------------- ------------- ----------- -------- -------------------- ---------- -------- -------------------------
                              TITLE                  VALUE    SHRS OR  SH/  PUT/  INVESTMENT  OTHER       VOTING AUTHORITY
   NAME OF ISSUER           OF CLASS       CUSIP    (x$1000)  PRN AMT  PRN  CALL  DISCRETION MANAGERS  SOLE    SHARED    NONE
------------------------- ------------- ----------- -------- --------- --- ------ ---------- -------- ------ ---------- -------
ALLEGHENY ENERGY INC           CALL     017361106         61   404,900 SH   CALL    OTHER       *
AMERICAN EAGLE OUTFITTERS
 NEW                           COM      02553E106     17,250 1,015,929 SH           OTHER       *             1,015,929
ARCH COAL INC                  COM      039380100     11,906   535,100 SH           OTHER       *               535,100
ELECTRONIC ARTS INC            COM      285512109      9,847   554,736 SH           OTHER       *               554,736
HOME DEPOT INC`                COM      437076102     36,691 1,268,265 SH           OTHER       *             1,268,265
HOME DEPOT INC`                CALL     437076102      1,954 1,475,000 SH           OTHER       *
INTERFACE INC                  CL A     458665106     23,844 2,869,274 SH           OTHER       *             2,869,274
INTL PAPER CO INC              COM      460146103      4,620   172,500 SH           OTHER       *               172,500
KOHLS CORP                     COM      500255104     15,123   280,414 SH           OTHER       *               280,414
KROGER CO                      COM      501044101      2,320   113,000 SH           OTHER       *               113,000
LOWES COS INC                  COM      548661107     12,932   552,884 SH           OTHER       *               552,884
LOWES COS INC                  CALL     548661107      1,409   414,300 SH   CALL    OTHER       *
MAXIMUS INC                    COM      55269P302      5,101   102,013 SH           OTHER       *               102,013
MDS INC                        COM      55269P302      1,800   235,270 SH           OTHER       *               235,270
MINERALS TECHNOLOGIES INC      COM      603158106     19,606   359,934 SH           OTHER       *               359,934
OMNICOM GROUP INC              COM      681919106     13,490   344,578 SH           OTHER       *               344,578
PACKAGING CORP AMER            COM      695156109     29,485 1,281,421 SH           OTHER       *             1,281,421

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
RUTHS HOSPITALITY GROUP
 INC                           COM      783332109        201    95,990 SH           OTHER       *                95,990
SIGNET JEWELERS LIMITED        SHS      G81276100     46,990 1,758,625 SH           OTHER       *             1,758,625
SPDR TR                        PUT      78462F103      9,987 2,336,100 SH   PUT     OTHER       *
VALERO ENERGY CORP NEW         COM      91913Y100     12,665   756,100 SH           OTHER       *               756,100
VALERO ENERGY CORP NEW         CALL     91913Y100         11   565,500 SH   CALL    OTHER       *
VODAFONE GROUP PLC NEW    SPONS ADR NEW 92857W209      7,296   316,000 SH           OTHER       *               316,000

  *This form is being filed by Sheffield Asset Management, L.L.C. ("SAM"), which serves as General Partner of Sheffield Partners, L.P. and Sheffield Institutional Partners, L.P. and Investment Advisor to Sheffield International Partners Master, Ltd. (collectively, the "Funds") with respect to the shares of common stock directly owned by the Funds. The members of SAM are Brian J. Feltzin and Craig C. Albert.